Income Taxes (Movement in net deferred tax assets and liabilities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset, beginning of year	$ 937,579,000	$ 936,678,000
Recovery for the year in net earnings	12,142,000	5,448,000
Recovery for the year in equity	11,593,000	0
Recovery for the year in purchase price equation	28,196,000	0
Expense for the year in other comprehensive income	(5,440,000)	(4,541,000)
Effect of movements in exchange rates	1,000	(6,000)
Net deferred tax asset, end of year	$ 984,071,000	$ 937,579,000